Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

19. RELATED PARTY BALANCES AND TRANSACTIONS

Related parties

Related Parties	Relationship
Mr. Geng Xiaogang	Founder, chief executive officer of the Company
Ms. Jia Xiaohua	Immediate family members of Founder and the management of the Group
Winpass Logistics (HK) Co., Limited	100% controlled by Ms. Jia Xiaohua
Cargo Link Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited
Shenzhen Feijia Supply Chain Management Co., Ltd	43% shares owned by JYD YCKJ’s 48% interest minor shareholder
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd	40% owned by Supervisor of JYD SXGYL
Xi’an Rochester Electronic Technology Co., Ltd	50% owned by Supervisor of JYD SXGYL
Shenzhen Zhongshun Jiean Estate Management Co., Ltd	90% owned by previous management of JYD NJWL
LD Global Logistics Inc	10% owned by JYD US
HYTX Logistics LLC	Owns 49% of HYTX Warehouse Inc.
Shandong Aoyuanda Logistics Co., Ltd	89% shares owned by Oranda’s 49% interest minor shareholder
Shenzhen Oranda Global Logistics Co., Ltd	80% shares owned by Oranda’s 49% interest minor shareholder
Shenzhen Huanshi Chuangyuan Technology Co.,Ltd.	70% shares owned by Oranda’s 49% interest minor shareholder
Tianjin Oranda Global Logistics Co., Ltd.	20% shares owned by Oranda’s 49% interest minor shareholde
Bin Li	Supervisor of JYD SXGYL
Key management and their immediate family members	The Group’s key management and their immediate family members

Accounts receivable - related parties

As of December 31, 2023 and 2024, accounts receivable from related parties consisted of the following:

Name	Nature	As of December 31, 2023	As of December 31, 2024
		RMB	RMB	US$
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd	International trading	-	173,382	24,120
The other logistics service customers	Logistic services	-	76,543	10,648
Total accounts receivable - related parties, net		-	249,925	34,768

Subsequent to December 31, 2024, all the accounts receivable from related parties was collected.

Other receivable - related parties

As of December 31, 2023 and 2024, other receivable from related parties consisted of the following:

Name	Nature	As of December 31, 2023	As of December 31, 2024
		RMB	RMB	US$
Winpass Logistics (HK) Co., Limited (“Winpass”)	Deposit and prepayment for logistic services	125,049	8,725,488	1,213,829
Shenzhen Zhongshun Jiean Estate Management Co., Ltd	Rent deposit	39,809	-	-
Cargo Link Logistics HK Company Limited (“Cargo Link”)	Deposit for logistic services	-	11,547,932	1,606,468
		164,858	20,273,420	2,820,297

As of December 31, 2022, the net amount paid by Winpass on behalf of Jayud for logistics service was RMB1,371,882. As of December 31, 2023 and 2024, the net amount collected by Winpass on behalf of Jayud for logistics service was RMB125,049 and RMB64,539 (US$8,978). For the year ended December 31, 2022, Winpass paid on behalf of Jayud in a total amount of RMB4,608,483 and collected a total amount of RMB4,606,871. For the year ended December 31, 2023, Winpass paid on behalf of Jayud in a total amount of RMB1,784,309 and collected a total amount of RMB3,281,240. For the year ended December 31, 2024, Winpass paid on behalf of Jayud in a total amount of RMB7,491,026 (US$1,042,099) and collected a total amount of RMB7,430,517 (US$1,033,682), which resulted in an outstanding balance of RMB64,540 (US$8,978). In addition, the Group paid to Winpass deposits of RMB 8,660,949 (US$1,204,851) for chartered airline services for the year ended December 31, 2024. The deposits was fully refunded subsequent to December 31, 2024 due to the change of market for chartered airline services.

For the year ended December 31, 2024, the Group paid to Cargo Link deposits of RMB11,547,932 (US$1,606,468) for chartered airline services for four lines from Hongkong to South Asia.

Prepaid expenses - related parties

As of December 31, 2023 and 2024, prepaid expenses from a related party consisted of the following:

Name	Nature	As of December 31, 2023	As of December 31, 2024
		RMB	RMB	US$
Winpass Logistics (HK) Co., Limited (“Winpass”)	Logistic services	-	3,227,663	449,010
Cargo Link Logistics HK Company Limited (“Cargo Link”)	Logistic services	-	3,468,341	482,491
		-	6,696,004	931,501

For the year ended December 31, 2024, the Group made prepayments to Winpass and Cargo Link for chartered airline freight services to enhance its service to USA and South Asia market. The prepayments to Winpass was fully refunded subsequent to December 31, 2024 due to the change of market for chartered airline services.

Accounts payable - related parties

As of December 31, 2023 and 2024, accounts payable to related parties consisted of the following:

Name	Nature	As of December 31, 2023	As of December 31, 2024
		RMB	RMB	US$
Cargo Link Logistics HK Company Limited (“Cargo Link”)	Logistic services	6,248,192	86,129	11,982
The other logistics service providers	Logistic services	418,266	156,605	21,785
		6,666,458	242,734	33,767

Loans payable - related parties

As of December 31, 2023 and 2024, loan payable to a related party consisted of the following:

Name	Nature	As of December 31, 2023	As of December 31, 2024
		RMB	RMB	US$
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”)	Loan	3,000,000	1,500,000	208,670
Key management and their immediate family members	Loan	-	733,700	102,067
		3,000,000	2,233,700	310,737

On November 15, 2023, Jayud borrowed a short-term loan from Renrui of RMB 3,000,000 with interest of RMB 30,000. The principle and interests were fully repaid in January 2024. In April 2024, the Group borrowed a loan of RMB 3,000,000 (US$417,339) from Renrui with an interest rate of 6%. The loan is due in September 2025. As of December 31, 2024, principal of RMB1,500,000 (US$208,670 ) was repaid and RMB1,500,000 (US$208,670) was outstanding. The interest expense on the loan was RMB74,336 (US$10,341) for the year ended December 31, 2024. In January 2025, the loan and its interests were fully repaid to Renrui.

In July 2024, the Group borrowed a one-year loan with total amount of RMB738,000 (US$102,665) from one of its officers. The loan bears no interests. During the year ended December 31, 2024, RMB4,300(US$598) was repaid and RMB733,700 (US$ 102,067) was outstanding as of December 31, 2024. In January 2025, the loan was fully repaid.

Other payable - related parties

As of December 31, 2023 and 2024, other payable to related parties consisted of the following:

Name	Nature	As of December 31, 2023	As of December 31, 2024
		RMB	RMB	US$
Cargo Link Logistics HK Company Limited (“Cargo Link”)	Payment for logistics service(a)	686,609	624,125	86,824
Bin Li	Interest payable	30,000	-	-
Shenzhen Zhongshun Jiean Estate Management Co., Ltd (“Zhongshun”)	Rent payable (b)	7,775,393	-	-
The other logistics service providers	Payment for logistics service / Interest payable	24,643	165,435	23,014
		8,516,645	789,560	109,838

(a)	For the years ended December 31, 2022, 2023 and 2024, Cargo Link paid on behalf of the Group for logistics service in a total amount of RMB153,101, nil and nil, respectively. For the years ended December 31, 2024, the Group paid RMB62,484 (US$8,692) to Cargo Link.

(b)	In May 2023, the Group signed a 7-month lease agreement with Zhongshun for its offices and warehouses. As of December 31, 2023, rent payable of RMB7,775,393 (US$1,097,801) was outstanding. As of December 31, 2024, the prepaid operational deposits for lease were RMB 2,493,369 (US$346,860). In January 2024, Bao BingBing resigned as management of JYD NJWL. Therefore, Shenzhen Zhongshun Jiean Estate Management Co., Ltd was not related party of the Group as of December 31, 2024 and balance of RMB 2,493,369 (US$346,860) was recorded as the Prepaid expenses and other current assets, net.

Loans payable – shareholders

As of December 31, 2023 and as of December 31, 2024, loans payable to shareholders consisted of the following:

Name	Nature	As of December 31, 2023	As of December 31, 2024
		RMB	RMB	US$
Huang Jianhong	Loan	-	658,000	91,536
Jia Xiaohua	Loan	-	1,000,000	139,113
Wang Qing	Loan	-	300,000	41,734
Yi Yu	Loan	-	5,697,800	792,638
Peng ZhongLiang	Loan	-	1,000,000	139,113
Geng Xiaogang (a)	Loan	823,265	-	-
		823,265	8,655,800	1,204,134

(a)	In August 2023, the Group borrowed a two-year loan with total amount of RMB823,265 (US$ 116,236) from Geng Xiaogang. The loan bears an interest of 6%. In September and November 2024, the Group borrowed a total amount of RMB2,712,100 (US$377,288) and RMB4,775,000 (US$ 664,265) from Geng Xiaogang, respectively. These loans all bear a 6% interest rate and are due in November and December 2024, respectively. For the year ended December 31, 2024, the principal and accumulated interest of all loans were fully repaid.

For the year ended December 31, 2024, the Group borrowed a total amount of RMB 16,274,505 (US$2,263,995) with 0~6% interests from five shareholders of the Group (excluding Geng Xiaogang) with one week to 19 months terms. The interest expense on these loans was RMB738,933 (USD$102,795) during the year ended December 31, 2024. For the year ended December 31, 2024, the Group repaid a total of RMB7,618,705 (US$1,059,861) to these shareholders. Subsequent to December 31, 2024, the Group repaid a total of RMB7,240,380 (US$1,007,231) to the shareholders.

Other payable – shareholders

Other payable to shareholders represents the interests on the shareholder loans above and business reimbursement payable to the Group’s shareholders. As of December 31, 2023 and 2024, other payable to shareholders amounted to RMB37,029 and RMB613,820 (US$85,390), respectively.

Other payable – shareholders - non-current

As of December 31, 2023 and 2024, other payable to shareholders consisted of the following:

Name	Nature	As of December 31, 2023	As of December 31, 2024
		RMB	RMB	US$
Geng Xiaogang	Dividend	6,225,000	6,225,000	865,979
Jia Xiaohua	Dividend	712,500	712,500	99,118
		6,937,500	6,937,500	965,097

Related party transactions

For the years ended December 31, 2022, 2023 and 2024, the Group had the following material related party transactions:

		For the years ended December 31,
Related Parties	Nature	2022	2023	2024
		RMB	RMB	RMB	US$
Winpass Logistics (HK) Co., Limited	Purchase of logistic services	1,386,915	549,714	416,482	57,938
Cargo Link Logistics HK Company Limited	Purchase of logistic services	121,455,797	62,063,334	50,581,355	7,036,525
The other logistics service providers	Purchase of logistic services	-	-	1,005,698	139,906
Shenzhen Feijia Supply Chain Management Co., Ltd	Provided logistic services	2,078,746	196,575	-	-
Shenzhen Oranda Global Logistics Co., Ltd	Provided logistic services	-	-	1,139,001	158,450
The other logistics service customers	Provided logistic services	462,740	-	705,713	98,174
Shenzhen Feijia Supply Chain Management Co., Ltd	Purchase of equipment	441,800	108,407	-	-
Shenzhen Feijia Supply Chain Management Co., Ltd	Penalty for early termination of lease	-	835,527	-	-
The other logistics service customers	Sales of products and other services	-	4,749	885,180	123,140
Shenzhen Zhongshun Jiean Estate Management Co., Ltd	Rent of offices and warehouses	-	14,469,603	-	-
Key management and their immediate family members	Interest expenses of loans	6,000	30,000	780,985	108,645
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd	Interest expenses of loans	-	24,643	99,693	13,869